Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Company-Selected Measure: Revenue (in millions)
					Total Shareholder Return ("TSR") ($)	Peer Group TSR ($) (3)
2023	6,670,285	10,281,051	3,227,448	4,759,834	193.23	155.89	222.3	975.1
2022	6,756,387	4,298,330	3,481,157	2,468,774	120.64	126.91	206.8	993.3
2021	8,106,549	7,877,028	3,671,354	3,603,201	175.58	161.92	336.5	1,227.2
2020	7,528,634	9,771,488	2,772,098	3,741,267	170.96	115.15	212.6	899.6

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]

(1) For each year shown, Mr. Colson served as our PEO. The non-PEO named executive officers for 2020, 2021 and 2022 consist of Mr. Daley, Mr. Gottlieb, Mr. Krein and Ms. Johnson. For 2023, the non-PEO named executive officers consist of Mr. Daley, Mr. Gottlieb, Mr. Krein and Ms. Kwei.

Peer Group Issuers, Footnote [Text Block]

(3) The TSR peer group consists of the Dow Jones U.S. Asset Managers Index.

PEO Total Compensation Amount	$ 6,670,285	$ 6,756,387	$ 8,106,549	$ 7,528,634
PEO Actually Paid Compensation Amount	$ 10,281,051	4,298,330	7,877,028	9,771,488
Adjustment To PEO Compensation, Footnote [Text Block]

(2) SEC rules require certain adjustments be made to "total compensation" as reported in the Summary Compensation Table to determine “compensation actually paid” as reported herein. In general, these adjustments relate to equity awards and dividends paid thereon. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total Compensation	Subtract: Summary Compensation Table Stock Awards	Add: Year-End Value of Unvested Equity Granted in Covered Year	Add: Change In Value of Prior Year Unvested Awards	Add: Change in Value of Equity Awards Vested in Covered Year	Add: Dividends Paid in Covered Year	Compensation Actually Paid
2023	PEO	6,670,285	(1,994,080)	2,517,818	2,432,598	171,234	483,196	10,281,051
	Other NEOs	3,227,448	(930,787)	1,175,254	1,016,914	62,979	208,025	4,759,834
2022	PEO	6,756,387	(1,924,716)	1,360,852	(2,356,206)	(42,466)	504,479	4,298,330
	Other NEOs	3,481,157	(1,147,092)	811,892	(862,686)	(40,324)	225,827	2,468,774
2021	PEO	8,106,549	(1,934,599)	1,626,306	(425,984)	15,641	489,114	7,877,028
	Other NEOs	3,671,354	(1,054,970)	901,643	(139,873)	12,949	212,098	3,603,201
2020	PEO	7,528,634	(1,573,500)	2,172,750	1,296,521	28,876	318,207	9,771,488
	Other NEOs	2,772,098	(566,600)	801,180	568,342	23,672	142,576	3,741,267

Non-PEO NEO Average Total Compensation Amount	$ 3,227,448	3,481,157	3,671,354	2,772,098
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,759,834	2,468,774	3,603,201	3,741,267
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2) SEC rules require certain adjustments be made to "total compensation" as reported in the Summary Compensation Table to determine “compensation actually paid” as reported herein. In general, these adjustments relate to equity awards and dividends paid thereon. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total Compensation	Subtract: Summary Compensation Table Stock Awards	Add: Year-End Value of Unvested Equity Granted in Covered Year	Add: Change In Value of Prior Year Unvested Awards	Add: Change in Value of Equity Awards Vested in Covered Year	Add: Dividends Paid in Covered Year	Compensation Actually Paid
2023	PEO	6,670,285	(1,994,080)	2,517,818	2,432,598	171,234	483,196	10,281,051
	Other NEOs	3,227,448	(930,787)	1,175,254	1,016,914	62,979	208,025	4,759,834
2022	PEO	6,756,387	(1,924,716)	1,360,852	(2,356,206)	(42,466)	504,479	4,298,330
	Other NEOs	3,481,157	(1,147,092)	811,892	(862,686)	(40,324)	225,827	2,468,774
2021	PEO	8,106,549	(1,934,599)	1,626,306	(425,984)	15,641	489,114	7,877,028
	Other NEOs	3,671,354	(1,054,970)	901,643	(139,873)	12,949	212,098	3,603,201
2020	PEO	7,528,634	(1,573,500)	2,172,750	1,296,521	28,876	318,207	9,771,488
	Other NEOs	2,772,098	(566,600)	801,180	568,342	23,672	142,576	3,741,267

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted Operating Income*	Adjusted Operating Margin*
Revenue	Average Management Fee
AUM Growth	Investment Performance
Sales Growth
*Adjusted measures are non-GAAP measures. See Annex A for information regarding our non-GAAP measures.

Total Shareholder Return Amount	$ 193.23	120.64	175.58	170.96
Peer Group Total Shareholder Return Amount	155.89	126.91	161.92	115.15
Net Income (Loss)	$ 222,300,000	$ 206,800,000	$ 336,500,000	$ 212,600,000
Company Selected Measure Amount	975,100,000	993,300,000	1,227,200,000	899,600,000
PEO Name	Mr. Colson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income*
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	AUM Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Sales Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin*
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Average Management Fee
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Investment Performance
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,994,080)	$ (1,924,716)	$ (1,934,599)	$ (1,573,500)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,517,818	1,360,852	1,626,306	2,172,750
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,432,598	(2,356,206)	(425,984)	1,296,521
PEO [Member] | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,234	(42,466)	15,641	28,876
PEO [Member] | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	483,196	504,479	489,114	318,207
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(930,787)	(1,147,092)	(1,054,970)	(566,600)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,175,254	811,892	901,643	801,180
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,016,914	(862,686)	(139,873)	568,342
Non-PEO NEO [Member] | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,979	(40,324)	12,949	23,672
Non-PEO NEO [Member] | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 208,025	$ 225,827	$ 212,098	$ 142,576